UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments.

THE WESTPORT FUNDS WESTPORT SELECT CAP FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)

COMMON STOCKS — 89.9%	Shares	Market Value

Aircraft Maintenance & Services — 0.3%
AAR Corp. (a)	94,408	$2,574,506

Broadcasting/Cable TV/Advertising — 0.5%
Cox Radio, Inc. - Class A (a)	339,334	4,031,288
Emmis Communications Corp. (a)	154,153	536,452
		4,567,740

Business Products & Services — 11.7%
Arbitron, Inc.	677,753	29,251,820
CACI International, Inc. (a)	185,900	8,467,745
IMS Health, Inc.	539,598	11,336,954
Perot Systems Corp. - Class A (a)	925,000	13,912,000
Synopsys, Inc. (a)	1,063,892	24,160,987
TriZetto Group, Inc. (a)	1,014,863	16,938,063
		104,067,569

Capital Goods — 2.5%
Baldor Electric Company	804,002	22,512,056

Communications Equipment & Services — 0.5%
General Communication, Inc. - Class A (a)	739,450	4,540,223

Consumer Products & Services — 12.5%
Big Lots, Inc. (a)	1,313,056	29,281,150
Darden Restaurants, Inc.	734,200	23,898,210
Del Monte Foods Company	1,635,000	15,581,550
Orient Express Hotels Ltd. - Class A	579,100	24,993,956
Ruby Tuesday, Inc.	890,200	6,676,500
Saks, Inc. (a)	912,600	11,380,122
		111,811,488

Engineering & Consulting — 1.2%
KBR, Inc. (a)	375,586	10,415,000

Health Care Products & Services — 8.5%
CVS/Caremark Corp.	560,000	22,685,600
Universal Health Services, Inc. - Class B	985,200	52,895,388
		75,580,988

Industrial Services — 9.0%
DeVry, Inc.	1,275,000	53,346,000
ITT Educational Services, Inc. (a)	596,000	27,374,280
		80,720,280

THE WESTPORT FUNDS WESTPORT SELECT CAP FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)
COMMON STOCKS — 89.9% (Continued)	Shares	Market Value

Industrial Specialty Products - 18.5%
Charles River Laboratories International, Inc. (a)	701,300	$41,334,622
EMS Technologies, Inc. (a)	152,613	4,141,917
Fairchild Semiconductor Corp. (a)	350,000	4,172,000
Precision Castparts Corp.	642,500	65,586,401
QLogic Corp. (a)	678,209	10,410,508
Rogers Corp. (a)	164,800	5,505,968
Thermo Fisher Scientific, Inc. (a)	601,000	34,160,840
		165,312,256

Insurance — 5.6%
Arthur J. Gallagher & Company	503,600	11,895,032
Brown & Brown, Inc.	575,200	9,996,976
Hilb, Rogal & Hobbs Company	900,000	28,323,000
		50,215,008

Medical Products & Services — 0.7%
Kinetic Concepts, Inc. (a)	130,000	6,009,900

Oil & Gas Producers - 10.6%
Energy Partners Ltd.(a)	744,637	7,051,712
Forest Oil Corp.(a)	605,558	29,648,120
Plains Exploration & Production Company (a)	800,003	42,512,159
Stone Energy Corp. (a)	299,000	15,640,690
		94,852,681

Publishing — 1.9%
John Wiley & Sons, Inc.	429,979	17,070,166

Real Estate & Construction - 1.1%
St. Joe Company (The)	226,193	9,710,465

Regional Banks & Thrifts - 2.4%
BankUnited Financial Corp. - Class A	1,088,700	5,454,387
Downey Financial Corp.	120,000	2,205,600
South Financial Group, Inc. (The)	660,700	9,818,002
Sterling Financial Corp.	275,000	4,292,750
		21,770,739

Security Products & Services — 2.1%
Checkpoint Systems, Inc. (a)	686,600	18,435,210

Other — 0.3%		2,684,102

TOTAL COMMON STOCKS
(Cost $499,202,015)		$802,850,377

THE WESTPORT FUNDS WESTPORT SELECT CAP FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)

MONEY MARKETS — 6.1%	Shares	Market Value
Federated US Treasury Cash Reserve Fund	54,909,819	$54,909,819

TOTAL MONEY MARKETS
(Cost $54,909,819)		$54,909,819

U.S. GOVERNMENT TREASURY OBLIGATIONS — 3.9%	Par Value	Market Value
U.S. Treasury Bill, 3.228%, 4/10/08	$10,000,000	9,992,124
U.S. Treasury Bill, 3.970%, 4/24/08	10,000,000	9,975,531
U.S. Treasury Bill, 3.704%, 5/8/08	5,000,000	4,981,603
U.S. Treasury Bill, 3.181%, 6/12/08	10,000,000	9,975,900
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $34,887,659)		$34,925,158

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $588,999,493)		$892,685,354

OTHER ASSETS AND LIABILITIES — 0.1%		553,336

NET ASSETS — 100.0%		$893,238,690

(a) Non-income producing security.

THE WESTPORT FUNDS WESTPORT FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)
COMMON STOCKS— 90.1%	Shares	Market Value

Broadcasting/Cable TV/Advertising — 3.0%
Cox Radio, Inc. - Class A (a)	94,000	$1,116,720
Interpublic Group of Companies, Inc. (a)	100,000	841,000
		1,957,720

Business Products & Services — 12.0%
CA, Inc.	75,000	1,687,500
CACI International, Inc. (a)	25,000	1,138,750
ChoicePoint, Inc. (a)	14,400	685,440
Diebold, Inc.	20,000	751,000
Parametric Technology Corp. (a)	48,000	767,040
Synopsys, Inc. (a)	117,600	2,670,696
		7,700,426

Capital Goods — 3.0%
Baldor Electric Company	70,000	1,960,000

Chemicals — 7.7%
FMC Corp.	25,000	1,387,250
Praxair, Inc.	42,700	3,596,621
		4,983,871

Consumer Products & Services — 2.4%
American Eagle Outfitters, Inc.	40,000	700,400
Del Monte Foods Company	90,000	857,700
		1,558,100

Health Care Products & Services — 9.2%
CVS/Caremark Corp.	91,850	3,720,844
Laboratory Corporation of America Holdings (a)	30,000	2,210,400
		5,931,244

Industrial Specialty Products — 15.5%
Amphenol Corp.	60,000	2,235,000
FEI Company (a)	12,000	261,960
International Rectifier Corp. (a)	40,000	860,000
Pall Corp.	50,000	1,753,500
Precision Castparts Corp.	42,000	4,287,360
Texas Instruments, Inc.	20,064	567,209
		9,965,029

Insurance — 1.2%
Hilb, Rogal & Hobbs Company	25,400	799,338

Medical Products & Services — 5.2%
Abbott Laboratories	40,000	2,206,000
Kinetic Concepts, Inc. (a)	25,000	1,155,750
		3,361,750

THE WESTPORT FUNDS WESTPORT FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)
COMMON STOCKS— 90.1% (Continued)	Shares	Market Value

Oil & Gas Producers — 20.5%
Anadarko Petroleum Corp.	50,000	$3,151,500
EOG Resources, Inc.	41,500	4,979,999
Forest Oil Corp. (a)	36,633	1,793,552
Plains Exploration & Production Company (a)	60,447	3,212,154
		13,137,205

Oil & Gas Services — 0.9%
Helmerich & Payne, Inc.	12,488	585,313

Regional Banks & Thrifts — 5.6%
Cullen/Frost Bankers, Inc.	26,000	1,379,040
SunTrust Banks, Inc.	19,000	1,047,660
WSFS Financial Corp.	23,449	1,155,567
		3,582,267

Transportation — 2.7%
FedEx Corp.	18,500	1,714,395

Other — 1.2%		754,452

TOTAL COMMON STOCKS
(Cost $41,583,806)		$57,991,110

MONEY MARKETS — 5.5%	Shares	Market Value

Federated US Treasury Cash Reserve Fund	3,531,909	$3,531,909

TOTAL MONEY MARKETS
(Cost $3,531,909)		$3,531,909

THE WESTPORT FUNDS WESTPORT FUND PORTFOLIO OF INVESTMENTS (CONTINUED) MARCH 31, 2008 (UNAUDITED)
U.S. GOVERNMENT TREASURY OBLIGATIONS — 4.3%	Par Value	Market Value

U.S. Treasury Bill, 3.238%, 4/3/08	$500,000	$499,912
U.S. Treasury Bill, 4.043%, 4/24/08	1,000,000	997,508
U.S. Treasury Bill, 3.704%, 5/8/08	750,000	747,240
U.S. Treasury Bill, 3.181%, 6/12/08	500,000	498,795
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $2,741,580)		$2,743,455

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $47,857,295)		$64,266,474

OTHER ASSETS AND LIABILITES — 0.1%		80,828

NET ASSETS — 100.0%		$64,347,302

(a) Non-income producing security.

Security Valuation - The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information - As of March 31, 2008, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport Fund	Westport Select Cap Fund

Gross Unrealized Appreciation	$20,231,907	$336,320,387
Gross Unrealized Depreciation	$(3,833,292)	$(32,696,666)
Net Unrealized Appreciation	$16,398,615	$303,623,721

Federal Income Tax Cost	$47,867,859	$589,061,633

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
▪
Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 - significant observable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 03/31/08:

Westport Select Fund
Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$857,760,196
Level 2 - Other Significant Observable Inputs	34,925,158#
Level 3 - Significant Unobservable Inputs	0
Total	$892,685,354

Westport Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$61,523,019
Level 2 - Other Significant Observable Inputs	2,743,455#
Level 3 - Significant Unobservable Inputs	0
Total	$64,266,474

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

# Level 2 securities consist of U.S Treasury Bills valued at amortized cost.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By: /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date: May 29, 2008

By: /s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date: May 29, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)